UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04171

CREDIT SUISSE CASH RESERVE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2008 to March 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Cash Reserve Fund

Schedule of Investments

March 31, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (42.4%)
Corporates (42.4%)
$15,000	Australia & New Zealand Banking Group Ltd.	(A-1+, P-1)	05/06/08	2.991	$14,956,979
20,000	Bank of America Corp.	(A-1+, P-1)	06/06/08	2.954	19,894,033
10,000	Bank of Scotland PLC	(A-1+, P-1)	04/02/08	3.924	9,998,925
10,000	Bank of Scotland PLC	(A-1+, P-1)	04/28/08	3.230	9,976,375
4,800	CBA (Delaware) Finance Inc.	(A-1+, P-1)	05/01/08	3.079	4,788,000
20,000	Depfa Bank PLC	(A-1, P-1)	04/11/08	3.116	19,983,167
18,000	Dexia Delaware	(A-1+, P-1)	06/03/08	2.993	17,908,020
15,000	DNB NORBank ASA	(A-1, P-1)	04/10/08	4.110	14,984,737
15,000	Fortis Banque Luxembourg	(A-1+, P-1)	05/07/08	3.055	14,955,300
3,100	ING (US) Funding LLC	(A-1+, P-1)	04/04/08	4.055	3,098,980
15,000	ING (US) Funding LLC	(A-1+, P-1)	05/06/08	3.121	14,956,104
15,000	JP Morgan Chase & Co	(A-1+, P-1)	06/06/08	3.057	14,917,775
15,000	Macquarie Bank Ltd., Rule 144A, Series DIP, Note‡	(A-1, P-1)	05/23/08	3.008	14,934,133
16,000	Societe Generale North America	(A-1+, P-1)	04/07/08	4.511	15,988,267
15,000	Swedbank	(A-1, P-1)	09/19/08	2.569	14,820,450
10,000	Unicredito Italiano Bank (Ireland) PLC	(A-1, P-1)	04/22/08	4.065	9,976,550
14,450	Unicredito Italiano Bank (Ireland) PLC	(A-1, P-1)	05/15/08	3.122	14,396,134
TOTAL COMMERCIAL PAPER (Cost $230,533,929)					230,533,929

CERTIFICATES OF DEPOSIT (20.7%)
Banks (20.7%)
20,000	American Express Centurion Bank	(A-1, P-1)	04/14/08	4.060	20,000,000
20,000	Barclays Bank PLC	(A-1+, P-1)	05/05/08	3.100	20,000,000
10,000	Caylon NY#	(AA-, Aa1)	02/13/09	2.875	9,947,457
20,000	Citibank NY	(A-1+, P-1)	04/15/08	3.910	20,000,000
10,400	Fortis Bank NY	(A-1+, P-1)	09/30/08	2.646	10,394,736
3,000	Nordea Bank Finland PLC#	(AA-, Aa-)	02/06/09	3.080	2,984,782
13,400	Nordea Bank Finland PLC#	(AA-, Aa1)	04/09/09	3.046	13,330,426
16,000	Skandinavia Enskilda Bank NY#	(A+, Aa2)	12/08/08	2.978	15,963,595
TOTAL CERTIFICATES OF DEPOSIT (Cost $112,620,996)					112,620,996

CORPORATE OBLIGATIONS (27.7%)
Banks (5.6%)
3,000	Lloyds TSB Group PLC#	(AA-, Aa1)	09/05/08	2.968	2,998,584
15,000	National Australia Bank, Series MTN, Senior Unsecured Notes#	(AA, Aa1)	02/19/09	3.270	15,000,000
2,000	Royal Bank of Scotland Group PLC, Rule 144A, Senior Notes#‡	(AA-, Aa1)	09/26/08	2.756	1,996,831
8,700	Wachovia Bank NA#	(AA, Aa1)	03/23/09	2.639	8,682,642
2,000	Wachovia Corp.#	(AA-, Aa3)	10/28/08	3.301	1,995,698
					30,673,755
Finance (11.5%)
19,000	BNP Paribas, Rule 144A, Notes#‡	(AA, Aa1)	08/19/08	3.060	19,000,000
8,550	General Electric Capital Corp.#	(AAA, Aaa)	10/24/08	3.244	8,543,653
20,000	HSBC Finance Corp. Series EXL#	(AA-, Aa3)	09/06/08	3.100	20,002,433
15,000	Royal Bank of Canada, Rule 144A, Notes#‡	(AA-, Aaa)	09/05/08	3.050	15,000,000
					62,546,086
Insurance (10.6%)
15,000	Allstate Life Global Funding Trust, Series MTN, Senior Notes#	(AA, Aa2)	09/04/08	3.081	15,000,000
9,700	Hartford Life Global Funding, Notes#	(AA-, Aa3)	09/15/08	2.838	9,699,900
22,800	Metropolitan Life Global Funding I, Rule 144A, Notes#‡	(AA, Aa2)	04/28/08	2.788	22,801,948
10,000	Pacific Life Global Funding, Rule 144A, Notes#‡	(AA, Aa3)	08/08/08	4.523	10,000,000
					57,501,848
TOTAL CORPORATE OBLIGATIONS (Cost $150,721,689)					150,721,689

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

MORTGAGE BACKED SECURITIES (1.8%)

$9,808	Paragon Mortgages PLC, Series 15A, Class A1# (Cost $9,807,534)	(AAA, Aaa)	06/15/08	2.818	$9,807,534

REPURCHASE AGREEMENT (7.5%)
40,526	Deutsche Bank Tri Party Repo (Agreement dated 03/31/08, to be repurchased at $40,528,533, collateralized by $37,212,000 Fannie Mae Note, 5.50% due 07/18/16. Market value of collateral is $41,336,681) (Cost $40,526,000)	(AAA, Aaa)	04/01/08	2.250	40,526,000
TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $544,210,148)					544,210,148

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)					(336,981)

NET ASSETS (100.0%)					$543,873,167

Average Weighted Maturity - 34 days

INVESTMENT ABBREVIATION
MTN = Medium Term Note

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of March 31, 2008.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $66,801,948 or 12.3% of net assets.

Security Valuation — The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 p.m. eastern time) each day the Fund is open for business. The Fund’s investments are valued under the amortized cost method, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost involves valuing a Fund’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	544,210,148	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$544,210,148	$—

*Other financial instruments include futures, forwards and swap contracts.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CASH RESERVE FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 19, 2008